CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating activities
Net income for the period	$ 23,859	$ 78,548
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	70,071	64,553
Deferred income and mining taxes	7,026	10,320
Stock-based compensation (note 7)	16,277	15,772
Impairment loss on available-for-sale securities (note 8)	10,995
Foreign currency translation loss	3,658	15,517
Other	5,131	2,799
Adjustment for settlement of environmental remediation	(2,552)	(6,232)
Changes in non-cash working capital balances:
Trade receivables	(2,776)	(14,993)
Income taxes	(3,908)	19,869
Inventories	27,992	11,549
Other current assets	(5,765)	18,810
Accounts payable and accrued liabilities	(10,102)	(29,852)
Interest payable	6,166	9,837
Cash provided by operating activities	146,072	196,497
Investing activities
Additions to property, plant and mine development (note 5)	(130,634)	(75,995)
Acquisition of Grayd Resource Corporation (note 14)		(9,322)
Decrease in short-term investments	1,304	579
Purchase of available-for-sale securities and warrants (note 8)	(12,675)	(2,003)
Decrease (increase) in restricted cash	526	(2,167)
Cash used in investing activities	(141,479)	(88,908)
Financing activities
Dividends paid	(29,890)	(30,515)
Repayment of capital lease obligations	(2,553)	(3,112)
Proceeds from long-term debt (note 9)	40,000
Repayment of long-term debt (note 9)	(70,000)	(90,000)
Repurchase of common shares for restricted share unit plan (note 6)	(19,000)	(12,031)
Common shares issued	11,939	3,580
Cash used in financing activities	(69,504)	(132,078)
Effect of exchange rate changes on cash and cash equivalents	(872)	518
Net decrease in cash and cash equivalents during the period	(65,783)	(23,971)
Cash and cash equivalents, beginning of period	298,068	179,447
Cash and cash equivalents, end of period	232,285	155,476
Supplemental cash flow information
Interest paid (note 9)	6,832	4,093
Income and mining taxes paid	$ 21,633	$ 4,305